                              Allmerica Financial
                                                                    Semi-Annual
                                                                      Report
-------------------------------------------------------------------
                           JUNE 30, 2002
                                                                     Allmerica
                                                                     Investment
                                                                       Trust

                                                                      . Money
                                                                        Market
                                                                        Fund




                                    [GRAPHIC]



[LOGO] Allmerica Logo
                                     2002

                               TABLE OF CONTENTS



                         A Letter from the Chairman   1
                         Money Market Fund.........   2

                         FINANCIALS................ F-1

For information on ordering additional copies of this report, see Client Notices on page F-12.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                          A LETTER FROM THE CHAIRMAN



[PHOTO]

    John F.
  O'Brien       Dear Client:

                Equity markets around the world continued their poor performance during the first half of 2002. U.S. investor sentiment turned decidedly negative as weak corporate earnings reports, overseas political unrest and recurring corporate accounting irregularities plagued Wall Street. The U.S. stock market, as measured by the S&P 500(R) Index, was fractionally higher after the first quarter, but was unable to follow through during the second quarter, ending the six-month period down 13.16%. The Nasdaq Composite Index, with its heavy concentration in technology stocks, performed even worse, ending June down 24.98% from the beginning of the year. Many foreign equity markets declined along with the U.S. market, with some European and emerging markets especially weak.

On the economic front, U.S. consumers were once again the stalwarts of the economy, spending strongly throughout the first half. Rumors of new terrorist attacks, additional employee layoffs and recurring corporate financial scandals were unable to blunt consumer demand. The Federal Reserve Board held the Federal Funds Rate steady at 1.75% during the period, providing an important stimulus to the U.S. economy as it continued to rebound from the short and shallow recession of 2001. Low financing rates seemed to be the key to strong real estate and automobile sales, but there were signs of a slowing in these sectors as the second quarter came to an end. The unemployment rate rose to 5.9% in June, up from 5.7% in March, and the four-week moving average of unemployment claims also remained at a high level. Industrial production rebounded from its sharp downturn during the first half of 2002, but an increase in business investment and an upturn in employment may be necessary for a sustained expansion of the current U.S. economic recovery.

Based on the belief that the Federal Reserve Board would begin to raise interest rates in the near future, short-term interest rates rose early in the first quarter. Later in this reporting period, however, when it appeared that the Federal Reserve Board would not raise rates any time soon, short-term interest rates fell back, ending the first half of 2002 slightly lower than where they had begun the year. Our Money Market Fund gained 0.93% for the period, outperforming its benchmark, the Money Fund Report Averages: 1st Tier Taxable, which returned 0.61%. For the six-month period, our Money Market Fund ranked in the top ten percent for net return among money market funds in the iMoneynet 1st Tier Taxable universe, according to iMoneynet, Inc.

We thank you for your business and urge you to remain focused on your long-term investment goals.

On behalf of the Board of Trustees,

/s/ John F. O'Brien
John F. O'Brien

Chairman of the Board

Allmerica Investment Trust

                               MONEY MARKET FUND

The Money Market Fund returned 0.93% for the first half of 2002, outperforming its benchmark, the Money Fund Report Averages: 1st Tier Taxable, which returned 0.61%.

Over the first half of the year, economic indicators began to show that the Federal Reserve Board's interest rate policy was contributing to better than expected data on the economic recovery. An increase in manufacturing and positive job creation numbers were especially encouraging. Housing and consumer confidence numbers also remained strong. Inflationary pressures began to mount as tensions in the Middle East resulted in higher oil prices and short-term rates increased. The short-term commercial paper market faced the issue of aggressive accounting practices, and short-term funding proved unreliable for some high profile companies in trouble. Some of these companies faced accusations of accounting and tax fraud. The Federal Reserve Board left the Federal Funds rate at 1.75% throughout the six month period, and inflation remained subdued in the face of the erosion of the equity market.

The Fund's outperformance relative to its benchmark was mostly a result of a defensive strategy focusing on floating-rate notes that adjust quickly to changes in the Federal Funds rate and Prime rate. These securities presented better rates compared to short-term commercial paper and time deposits, especially as short-term rates increased in anticipation of a potential Federal Reserve Board rate increase.

Looking ahead, the Investment Sub-Adviser is likely to continue focusing on shorter maturity securities and on floating-rate notes. These strategies may help the Fund provide consistent and secure returns over the long run.

                         Average Annual Total Returns

Period Ending June 30, 2002                    1 Year 5 Years 10 Years
Money Market Fund                              2.56%   5.02%   4.75%

Money Fund Report Averages: 1/st/ Tier Taxable 1.86%   4.40%   4.26%

Lipper Money Market Funds Average              2.04%   4.59%   4.42%

                  Average Yield as of June 30, 2002
Money Market Fund 7-Day Yield                                  1.62%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

                               Money Fund Report Averages:
           Money Market Fund       1st Tier Taxable
           -----------------   ---------------------------
6/30/1992      $10,000                   $10,000
6/30/1993       10,319                    10,278
6/30/1994       10,643                    10,568
6/30/1995       11,199                    11,090
6/30/1996       11,823                    11,658
6/30/1997       12,457                    12,229
6/30/1998       13,152                    12,849
6/30/1999       13,835                    13,441
6/30/2000       14,636                    14,135
6/30/2001       15,514                    14,892
6/30/2002       15,911                    15,169

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Money Fund Report Averages: 1st Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes                             60%
Commercial Paper                            25%
U.S. Government & Agency Obligations         6%
Certificates of Deposit                      3%
Asset-Backed Securities                      2%
Other                                        4%




--------------------------------------------------------------------------------

                                MONEY MARKET FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   VALUE
  PAR VALUE                                                       (NOTE 2)
------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%

             FEDERAL HOME LOAN BANK - 5.8%
$24,000,000  2.05%, 04/15/03 (a)                                $   24,000,000
  2,000,000  2.20%, 01/28/03                                         1,999,452
  7,500,000  2.33%, 01/24/03                                         7,500,000
  2,000,000  2.38%, 02/04/03                                         1,999,487
                                                                --------------
                                                                    35,498,939
                                                                --------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS           35,498,939
                                                                --------------
             (Cost $35,498,939)

CORPORATE NOTES - 60.1%

             AUTOMOTIVE - 2.6%
 10,000,000  American Honda Finance (a)
             1.91%, 12/06/02                                        10,000,000
  6,000,000  BMW US Capital Corp. (a)
             2.02%, 02/10/03                                         6,001,782
                                                                --------------
                                                                    16,001,782
                                                                --------------

             BANKING - 18.2%
 17,210,000  Bank One Corp.
             6.40%, 08/01/02                                        17,255,571
 10,000,000  First Tennessee Bank (a)
             1.85%, 12/05/02                                        10,000,000
 10,000,000  First Tennessee Bank (a)
             1.86%, 04/02/03                                        10,000,000
  4,000,000  Firstar Corp.
             6.50%, 07/15/02                                         4,004,060
 10,000,000  Key Bank National Association (a)
             1.93%, 03/13/03                                        10,006,025
 11,900,000  Key Bank National Association
             6.05%, 04/24/03                                        12,220,185
 20,000,000  Marshall & Isley Bank (a)
             1.88%, 04/21/03                                        20,000,000
  5,000,000  Marshall & Isley Bank
             6.15%, 12/02/02                                         5,069,681
 10,000,000  U.S. Bancorp (a)
             2.02%, 08/06/02                                        10,000,000
 11,950,000  Wells Fargo Bank NA
             6.50%, 09/03/02                                        12,014,039
                                                                --------------
                                                                   110,569,561
                                                                --------------

             BANKING - FOREIGN BANKS & BRANCHES - 5.3%
 10,000,000  Bayerische Landesbank NY (a)
             2.13%, 06/17/03                                        10,000,000
 14,000,000  Bayerische Landesbank NY (a)
             2.23%, 05/01/03                                        14,000,000
  8,000,000  Credit Suisse First Boston, Inc. (a)
             1.89%, 11/13/02                                         8,000,000
                                                                --------------
                                                                    32,000,000
                                                                --------------

             COMMERCIAL SERVICES - 2.1%
 13,000,000  Household Finance Corp. (a)
             1.91%, 10/17/02                                        13,000,000
                                                                --------------

             FINANCIAL SERVICES - 8.2%
  5,000,000  CitiFinancial Credit Co.
             6.45%, 07/01/02                                         5,000,000
  5,000,000  Links Finance LLC
             2.18%, 11/15/02                                         4,996,606

             FINANCIAL SERVICES (continued)
$ 5,000,000  Links Finance LLC, MTN (a)
             1.87%, 01/21/03                                    $    5,000,000
 15,000,000  Money Market Trust LLC (a)
             1.89%, 06/03/03                                        15,000,000
 10,000,000  Sigma Finance, Inc. (a)
             1.86%, 06/05/03                                         9,999,048
 10,000,000  Sigma Finance, Inc. (a)
             1.90%, 10/07/02                                        10,000,000
                                                                --------------
                                                                    49,995,654
                                                                --------------

             HEAVY MACHINERY - 1.2%
  7,500,000  Caterpillar Financial Services Corp. (a)
             2.02%, 07/08/02                                         7,500,216
                                                                --------------

             INDUSTRIAL - DIVERSIFIED - 4.1%
 25,000,000  General Electric Capital Corp. (a)
             1.87%, 07/09/03                                        25,000,000
                                                                --------------

             RETAILERS - 0.9%
  5,000,000  Target Corp.
             6.40%, 02/15/03                                         5,123,620
                                                                --------------

             SECURITIES BROKER - 14.3%
 16,000,000  Bear Stearns Cos., Inc. (a)
             2.40%, 03/28/03                                        16,035,883
  2,000,000  Goldman Sachs Group LP
             6.60%, 07/15/02                                         2,002,186
  5,000,000  Goldman Sachs Group, Inc. (a)
             2.01%, 02/19/03                                         5,000,000
 10,000,000  Goldman Sachs Promissory Note
             1.95%, 09/16/02                                        10,000,000
  2,200,000  Lehman Brothers Holdings, Inc. (a)
             2.19%, 07/08/02                                         2,200,085
  2,500,000  Lehman Brothers Holdings, Inc. (a)
             2.33%, 07/08/02                                         2,500,111
  1,135,000  Merrill Lynch & Co., Inc.
             6.00%, 02/12/03                                         1,156,752
  5,000,000  Merrill Lynch & Co., Inc., MTN
             2.45%, 03/24/03                                         5,000,000
  2,090,000  Merrill Lynch & Co., Inc., MTN
             6.13%, 04/07/03                                         2,136,691
 10,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.90%, 11/16/02                                        10,000,000
 11,055,000  Morgan Stanley Dean Witter & Co.
             7.13%, 01/15/03                                        11,322,709
 10,000,000  Paine Webber Group, Inc. (a)
             2.54%, 07/15/02                                        10,002,460
 10,000,000  Salomon Smith Barney Holdings, Inc. (a)
             2.10%, 01/24/03                                        10,012,728
                                                                --------------
                                                                    87,369,605
                                                                --------------

             TELEPHONE SYSTEMS - 3.2%
 10,000,000  Ohio Bell Telephone Co.
             6.13%, 05/15/03                                        10,292,742
  5,000,000  SBC Communications, Inc. (a)
             1.86%, 03/14/03                                         5,000,729
  4,000,000  SBC Communications, Inc.
             4.30%, 06/05/03                                         4,056,246
                                                                --------------
                                                                    19,349,717
                                                                --------------
             TOTAL CORPORATE NOTES                                 365,910,155
                                                                --------------
             (Cost $365,910,155)

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-1

                               MONEY MARKET FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED . JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE
  PAR VALUE                                                        (NOTE 2)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.3%

$14,126,938  Nissan Auto Receivables Owner Trust,
             Series 2002-B, Class A1
             2.09%, 05/09/03                                    $   14,126,938
                                                                --------------
             TOTAL ASSET BACKED SECURITIES                          14,126,938
             (Cost $14,126,938)                                 --------------

COMMERCIAL PAPER (b) - 25.3%

             BANKING - 6.4%
  4,000,000  Banque ET Caisse Epargne
             2.57%, 12/20/02                                         3,950,886
 10,000,000  Credit Suisse First Boston, Inc.
             1.87%, 07/08/02                                         9,996,362
 10,000,000  HSBC USA, Inc.
             1.86%, 12/13/02                                         9,914,751
  5,000,000  HSBC USA, Inc.
             1.90%, 07/08/02                                         4,998,153
  5,000,000  HSBC USA, Inc.
             2.18%, 09/18/02                                         4,976,081
  5,000,000  Westdeutsche Landesbank
             2.37%, 01/16/03                                         4,934,495
                                                                --------------
                                                                    38,770,728
                                                                --------------
             FINANCIAL SERVICES - 13.7%
 10,000,000  Amstel Funding Corp.
             1.95%, 07/18/02                                         9,990,793
  6,952,000  Hatteras Funding Corp.
             1.83%, 10/08/02                                         6,917,014
 10,000,000  High Peak Funding LLC
             1.87%, 08/15/02                                         9,976,624
  5,000,000  Ivory Funding Corp.
             1.90%, 09/16/02                                         4,979,681
  3,940,000  Ivory Funding Corp.
             1.91%, 09/30/02                                         3,920,977
 28,000,000  Newbury Funding CBO I, Ltd.
             1.90%, 09/25/02                                        27,872,912
 10,000,000  Westways Funding I, Ltd.
             1.87%, 08/28/02                                         9,969,871
 10,000,000  Westways Funding V, Ltd.
             1.89%, 08/15/02                                         9,976,375
                                                                --------------
                                                                    83,604,247
                                                                --------------

             HEAVY MACHINERY - 0.3%
  2,026,000  The Stanley Works
             1.90%, 07/08/02                                         2,025,251
                                                                --------------

             PHARMACEUTICALS - 2.5%
  5,000,000  Wyeth Corp.
             1.88%, 09/23/02                                         4,978,066
 10,000,000  Wyeth Corp.
             1.92%, 08/19/02                                         9,973,866
                                                                --------------
                                                                    14,951,932
                                                                --------------

             SECURITIES BROKER - 0.8%
  5,000,000  Morgan Stanley Dean Witter & Co. (a)
             1.88%, 11/25/02                                         5,000,000
                                                                --------------

             TELEPHONE SYSTEMS - 1.6%
$ 6,500,000  SBC Communications, Inc.
             1.82%, 09/09/02                                    $    6,476,998
  3,000,000  SBC Communications, Inc.
             1.83%, 08/12/02                                         2,993,596
                                                                --------------
                                                                     9,470,594
                                                                --------------
             TOTAL COMMERCIAL PAPER                                153,822,752
             (Cost $153,822,752)                                --------------


CERTIFICATES OF DEPOSIT - 3.1%

  5,000,000  Associated Bank Green Bay
             2.36%, 02/10/03                                         5,000,306
 14,000,000  State Street Bank & Trust
             1.97%, 12/02/02                                        14,001,167
                                                                --------------
             TOTAL CERTIFICATES OF DEPOSIT                          19,001,473
             (Cost $19,001,473)                                 --------------


MUNICIPAL OBLIGATIONS - 1.6%

 10,000,000  Harris County Texas
             1.83%, 09/17/02                                        10,000,000
                                                                --------------
             TOTAL MUNICIPAL OBLIGATIONS                            10,000,000
             (Cost $10,000,000)                                 --------------


SHARES
------

INVESTMENT COMPANIES - 1.4%

  2,617,489  Federated Investors Prime Obligations Fund              2,617,489
  5,584,715  Provident Temp Fund                                     5,584,715
     25,208  Scudder Institutional Money Market Fund                    25,208
                                                                --------------
             TOTAL INVESTMENT COMPANIES                              8,227,412
             (Cost $8,227,412)                                  --------------

TOTAL INVESTMENTS - 99.6%                                          606,587,669
(Cost $606,587,669)                                             --------------

NET OTHER ASSETS AND LIABILITIES - 0.4%                              2,649,466
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $  609,237,135
                                                                ==============

----------------------------------

(a) Variable rate security. The rate shown reflects rate in effect at period end.
(b)  Effective yield at time of purchase.
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2002, the aggregate cost of investment securities for tax purposes was $606,587,669.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-2

[LOGO] Allmerica Logo

                       THE ALLMERICA FINANCIAL COMPANIES
First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

11129NS (12/02)                                                   02-1011